Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 - RELATED PARTY TRANSACTIONS

The officers and sole director of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, they may face a conflict in selecting between the Company and his other business interests. The Company has not formulated a policy for the resolution of such conflicts.

As of March 31, 2016 and December 31, 2015, four of the Company’s shareholders have advanced $900 to the Company. These advances are unsecured and not carry an interest rate or repayment terms.

NOTE 7 – RELATED PARTY TRANSACTIONS

The officers and sole director of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, they may face a conflict in selecting between the Company and his other business interests. The Company has not formulated a policy for the resolution of such conflicts.

As of December 31, 2015, four of the Company’s shareholders have advanced $900 to the Company. These advances are unsecured and not carry an interest rate or repayment terms.